SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Policies)	12 Months Ended
Jan. 31, 2021
Disclosure Of Detailed Information About Significant Accounting Policies And Basis Of Preparation Abstract
Basis of consolidation
Basis of consolidation

These consolidated financial statements as at and for the years ended January 31, 2021 and 2020 ("consolidated financial statements"), incorporate the accounts of the Company and its wholly-owned subsidiaries as defined in IFRS 10 - Consolidated Financial Statements ("IFRS 10"). All consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated statements (i.e., from the date of their acquisition). All intercompany balances and transactions are eliminated upon consolidation.

The following are the Company's wholly owned subsidiaries that are included in these consolidated financial statements as at and for the year ended January 31, 2021:

	Country of	Percentage
Name of Subsidiary	Incorporation	Ownership	Functional Currency	Principal Activity
320204 US Holdings Corp.	USA	100%	USD	Holding Company
320204 Oregon Holdings Corp.	USA	100%	USD	Holding Company
320204 Nevada Holdings Corp.	USA	100%	USD	Holding Company
320204 Re Holdings, LLC	USA	100%	USD	Holding Company
Eco Firma Farms LLC	USA	100%	USD	Cannabis producer
Silver State Cultivation LLC	USA	100%	USD	Cannabis producer
Silver State Relief LLC	USA	100%	USD	Cannabis retailer
Swell Companies LTD	USA	100%	USD	Cannabis processor, distributor
Megawood Enterprises Inc.	USA	100%	USD	Cannabis retailer
Phantom Venture Group, LLC	USA	100%	USD	Holding Company
Phantom Brands, LLC	USA	100%	USD	Holding Company
Phantom Distribution, LLC	USA	100%	USD	Cannabis distributor
63353 Bend, LLC	USA	100%	USD	Cannabis producer
20727-4 Bend, LLC	USA	100%	USD	Cannabis processor
4964 BFH, LLC	USA	100%	USD	Cannabis producer
Workforce Concepts 21, Inc.	USA	100%	USD	Payroll and benefits services

Basis of preparation
Basis of preparation

These consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments and biological assets classified as fair value through profit or loss.

The consolidated financial statements are presented in U.S. dollars unless otherwise noted.

Statement of compliance
Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB") and Interpretations of the IFRS Interpretations Committee.

Functional and presentation currency
Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars, the Company's presentation currency. The functional currency of the Company's subsidiaries is U.S. dollars. The parent company's functional currency is the Canadian dollar.  All amounts presented are in U.S. dollars unless otherwise noted.

Foreign currency translation
Foreign currency translation

Foreign currency transactions are translated into U.S. dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. All differences are recorded in the consolidated statement of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Assets and liabilities of foreign operations are translated into U.S. dollars at year-end exchange rates and any revenue and expenses are translated at the average exchange rate for the year. The resulting exchange differences are recognized in other comprehensive income (loss).

Biological assets
Biological assets

While the Company’s biological assets are within the scope of IAS 41 – Agriculture, the direct and indirect costs of biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2 Inventories. Direct costs include the cost of growing materials and cultivation labour while indirect costs include items such as utilities and supplies used in the growing process. Indirect labour for individuals involved in the quality control process is also included, as well as depreciation on production equipment and overhead costs such as rent to the extent it is associated with the growing space. All direct and indirect costs of biological assets are capitalized as they are incurred, and they are all subsequently recorded within the line item ‘cost of sales’ on the consolidated statement of loss and comprehensive loss in the period that the related product is sold. Unrealized fair value gains/losses on growth of biological assets are recorded in a separate line on the face of the consolidated statement of loss and comprehensive loss. Biological assets are measured at their fair value less costs to sell on the balance sheet.

Inventories
Inventories

Raw materials, work in process, and finished goods inventories are valued at the lower of cost and net realizable value. Harvested raw material cannabis inventories are transferred from biological assets at their fair value less cost to sell at harvests, which becomes the initial deemed cost. Any subsequent post-harvest costs are capitalized to inventory insofar as cost is less than net realizable value. Inventories for resale, in addition to supplies and consumables, are valued at the lower of cost and net realizable value, with standard costing used to determine cost.

Inventories are measured at the lower of cost and net realizable value. Net realizable value is calculated as the estimated selling price in the ordinary course of business, less any estimated costs to complete and sell the goods. The cost of inventory includes expenditures incurred in acquiring raw materials, production and conversion costs, depreciation and other costs incurred in bringing inventory to its existing location and condition. The Company uses the standard costing method to track and cost inventory items. The Company maintains three categories of inventory: raw materials, work in process and finished goods.

Property and equipment
Property and equipment

Property and equipment are measured at cost less accumulated depreciation and losses on impairment. Depreciation of property and equipment begins when an asset is in the location and condition necessary to operate as management intended. Upon the sale or disposition of the asset, cost and accumulated depreciation are removed from property and equipment, with any resulting gain or loss recognized in the consolidated statement of loss and comprehensive loss, as determined by comparing the proceeds from disposal with the carrying amount of the item.

Depreciation is provided on the straight-line basis over the useful lives of the assets as follows:
Buildings	45 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years

Each part of an item of property and equipment with a significant cost in relation to the total cost of the asset, are depreciated separately, except when the significant part has a similar useful life and depreciation method as another part of that same asset. Insignificant parts of the same asset are depreciated together in the remainder of the asset.

During each financial year, the Company reviews the residual value, useful life and depreciation method for property and equipment, and makes any adjustment prospectively, if applicable.

Intangible assets and goodwill

Intangible assets and goodwill

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of intangible assets begins when the asset becomes available for use.  Brands, licenses, and customer relationships are amortized over 10 years, which reflect the useful lives of the intangible assets.

At the end of each fiscal year, the Company reviews the intangible assets' estimated useful lives and amortization methods, with the effect of any changes in estimates accounted for on a prospective basis.

Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net intangible and tangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses.  The Company has grouped the Goodwill and intangibles into cash generating units ("CGU"), specifically Oregon and Nevada.

Goodwill has an indefinite useful life, is not subject to amortization and is tested annually for any impairment, or more frequently in the case that events or circumstances indicate that they may be impaired.

Assets and liabilities held for sale

Assets and liabilities held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are measured at the lower of their carrying amount and fair value less costs to sell.

Business combinations

Business combinations

Acquisitions are accounted for using the acquisition method, in accordance with IFRS 3 - Business Combinations, with the assets and liabilities acquired recorded at their fair values at the acquisition date.

The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values of the net assets acquired is recorded as goodwill  Any excess of the fair value of the net assets acquired over the consideration, is a gain on business acquisition and would be recognized as a gain in the consolidated statement of loss and comprehensive loss.

Convertible Instruments

Convertible Instruments

Convertible notes are compound financial instruments which are accounted for separately by their components: a financial liability and an equity instrument. The financial liability, which represents the obligation to pay coupon interest on the convertible notes in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. The identification of convertible note components is based on interpretations of the substance of the contractual arrangement and therefore requires judgement from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent recognition of interest on the liability component.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets include intangible assets and property and equipment, which are reviewed for impairment at each statement of financial position date or whenever events or changes in circumstances indicate that an impairment has occurred. In assessing impairment, the Company compares the carrying amount of the long-lived asset to the recoverable amount. The recoverable amount is the higher of its fair value less costs of disposal and its value in use. An impairment loss is recognized whenever the carrying amount of the asset exceeds its recoverable amount and is recorded as in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. In a subsequent period, if an impairment loss reverses, the carrying amount of the long-lived asset is increased to the lesser of the revised estimate of the recoverable amount, and the carrying amount that would have been recorded had no impairment loss been previously recognized.

Leases
Leases

The Company leases some items of property and equipment. Under IFRS 16 Leases ("IFRS 16"), the Company assesses whether a contract to rent an item of property and equipment is, or contains, a lease. For contracts that are, or contain, leases, the Company recognizes a right-of-use asset and lease liability at the commencement date.

Pursuant to IFRS 16 lessee accounting model, the right-of-use asset is initially measured at cost, which includes the initial amount of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and estimates of costs to remove or dismantle the underlying asset or to restore the underlying asset or site on which the asset is located, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method over the term of the lease. The lease liability is initially measured at the present value of the lease payments that are not paid as of the lease commencement date, discounted using the rate implicit in the lease or, if the implicit rate cannot be readily determined, the Company's incremental borrowing rate.

The measurement of lease liabilities includes the following types of lease payments:
1)	fixed payments, including in-substance fixed payments;
2)	variable lease payments that depend on an index or rate, initially measured using the index or rate as of the commencement date;
3)	amounts expected to be payable under any residual value guarantees; and
4)

exercise price for options that the Company is reasonably certain to exercise for an extension or option to buy, and penalties for early termination of a lease unless the Company is reasonably certain that it will not terminate the lease early. The lease liability is measured at amortized costs using the effective interest method.

      The lease liability is remeasured in the following circumstances:

1)	if there is a change in the future lease payments resulting from a change in index or rate;
2)	if there is a change in the Company's estimation of the amount expected to be payable under a residual value guarantee; and
3)	if the Company changes its assessment of whether it will exercise an option to purchase, extend or terminate.

The Company has elected not to recognize right-of-use assets and liabilities for short-term leases that have a term of 12 months or less and for low-value assets.

Financial instruments
Financial instruments
i. Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income ("FVOCI"); or (iii) fair value through profit or loss ("FVTPL"). The classification of financial assets is generally based on the business model in which a financial asset is managed, and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL, where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income/loss.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in fair value are recorded. Receivables and notes receivable are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash and restricted cash are classified as FVTPL.

ii. Impairment

An 'expected credit loss' impairment model applies that requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account, and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

iii. Financial liabilities

Financial liabilities are designated as either: (i) fair value through profit or loss; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statement of financial position subsequent to inception and how changes in fair value are recorded. Accounts payable and accrued liabilities, promissory notes payable, consideration payable, convertible debentures, other debt, and convertible promissory notes, are classified as amortized cost and carried on the consolidated statement of financial position at amortized cost. Derivative liabilities are carried at FVTPL.

Share based compensation
Share-based compensation

The Company measures equity settled share-based payments based on their fair value at their grant date and recognizes share-based compensation expense over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Consideration paid to the Company on the exercise of stock options is recorded as share capital and the related share-based compensation is transferred from reserve to share capital.

Income taxes
Income taxes

Income tax expense is comprised of current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity in other comprehensive income (loss).

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect to previous years. Current income taxes are determined using the applicable tax rates and tax laws.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction that is not a business combination, and at the time of the transaction, affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period, the Company reassess its unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the recovery of the Company's deferred tax asset.

Earnings (loss) per share
Earnings (loss) per share

The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated using the weighted average number of shares outstanding during the respective years. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding adjusted for additional shares from the assumed exercise of stock options, restricted share units, or warrants, if dilutive.

The number of additional shares is calculated by assuming the outstanding dilutive convertible instruments, options, and warrants are exercised and that the assumed proceeds are used to acquire common shares at the average market price during the year. Diluted loss per share figures for the years presented are equal to those of basic loss per share for the years since the effects of convertible instruments, stock options and warrants are anti-dilutive.

Revenue recognition
Revenue recognition

Revenue comprises the fair value of consideration received or receivable, for the sale of goods in the ordinary course of the Company's activities. Revenue is shown net of returns and discounts.

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when performance obligations under the terms of  a contract with a customer are satisfied.

The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized at a “point in time”, which is upon passing of control to the customer.  For product sales of cannabis and cannabis derivative products, the Company transfers control and satisfies its performance obligation when collection has taken place, compliant documentation has been signed, and the product was accepted by the buyer.

Transaction costs
Transaction costs

Transaction costs that are directly attributable to the acquisition of financial liabilities, other than those at FVTPL, are added to or deducted from the fair value of the financial liability on initial recognition, as appropriate. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately through profit or loss.

Transaction costs associated with a business combination, (i.e., other than those associated with the issuance of debt or equity), are expensed as incurred as a line item in the consolidated statement of loss and comprehensive loss.

Reclamation obligation
Reclamation obligation

The Company recognizes the fair value of a legal or constructive liability for a reclamation obligation in the year in which it is incurred and when a reasonable estimate of fair value can be made. The carrying amount of the related long-lived asset is increased by the same amount as the liability. Changes in the liability for a rehabilitation obligation due to the passage of time will be recognized within accretion expense. The amount will be recognized as an increase in the liability and an accretion expense in the consolidated statement of loss and comprehensive loss. Changes resulting from revisions to the timing or the amount of the original estimate of undiscounted cash flows are recognized as an increase or a decrease to the carrying amount of the liability and the related long-lived asset.

Adoption of new and revised standards and interpretations
Adoption of new and revised standards and interpretations

The following IFRS standards have been recently issued by the IASB. The Company has assessed or is assessing the impact of these new standards on future consolidated financial statements. Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.

i. IAS 1 – Presentation of Financial Statements (“IAS 1”) and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

IAS 1 and IAS 8 were amended in October 2018 to refine the definition of materiality and clarify its characteristics. The revised definition focuses on the idea that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. The amendments were effective for annual reporting periods beginning on or after January 1, 2020. The Company adopted IAS 1 and IAS 8 as of February 1, 2020. The adoption of IAS 1 and IAS 8 did not have a material impact on the consolidated financial statements.

ii. Amendment to IFRS 3: Definition of a Business

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)” (the “IFRS 3 Amendment”). The IFRS 3 Amendment clarifies the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The IFRS 3 Amendment provides an assessment framework to determine when a series of integrated activities is not a business. The IFRS 3 Amendment is effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The Company early adopted IFRS 3 as of February 1, 2020. The adoption did not have a material impact on the consolidated financial statements.

New and Revised Standards and Interpretations to be Adopted
The following is a summary of the new standards issued but not yet effective:
i. Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (“Amendments to IAS 1”). The Amendments to IAS 1 aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The Amendments to IAS 1 include clarifying the classification requirements for debt a company might settle by converting it into equity. The Amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted.

ii. Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract

In May 2020, the IASB issued Onerous Contracts – Cost of Fulfilling a Contract (“Amendments to IAS 37”) amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The amendment is effective for annual reporting periods beginning on or after January 1, 2022.

Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions

The preparation of the Company's financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from those estimates and judgments.

Areas requiring a significant degree of estimation and judgment relate to the determination of business combinations, impairment of long-lived assets, biological assets and inventory, fair value measurements, useful lives, depreciation and amortization of property, equipment and intangible assets, the recoverability and measurement of deferred tax assets and liabilities and share-based compensation.

i. Business combinations

Judgment is used in determining whether the Company's acquisition is considered a business combination or an asset acquisition. Additionally, judgment is required to assess whether any amounts paid on the achievement of agreed upon milestones represents contingent consideration or compensation for post-acquisition services. Judgment is also required to assess whether contingent consideration arising from an acquisition should be classified as a liability or equity. Contingent consideration classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement by the Company is accounted for within equity. Contingent consideration classified as a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 -Financial Instruments, or IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

ii. Impairment of long-lived assets

When there are indications that an asset may be impaired, the Company is required to estimate the asset's recoverable amount. The recoverable amount is the greater of value-in-use and fair value less costs of disposal. Determining the value-in-use requires the Company to estimate expected future cash flows associated with the assets and a suitable discount rate in order to calculate present value.

At January 31, 2020, as a result of this review, the Company's assessment of the goodwill associated with the Oregon CGU indicated an impairment in value.  The goodwill and intangibles of the Oregon CGU has therefore been written down by $22,375,225 (goodwill) and $1,536,260 (intangible assets) see Note 10. There was no such impairment during the year ended January 31, 2021.

iii. Biological assets and inventories

In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of cannabis up to the point of harvest, harvesting costs, selling costs, sales price, wastage and expected yields for the cannabis plant. In calculating final inventory values, management is required to determine an estimate of spoiled or expired inventory and compare the inventory cost versus net realizable value.

The Company's estimates are, by their nature, subject to change. Changes in the anticipated yield or quality will be reflected in future changes in the gain or loss on biological assets.

Effective July 1, 2019 the Company has begun utilizing the Nevada Department of Taxation ("NDOT") determined wholesale fair market value for the period of future sales in order to calculate the expected selling price of its biological assets at its Nevada operations. Previously, the Company relied on observational inputs in the Nevada market, but the Company believes the NDOT observed values are more consistent and has observed peer issuers adopting the same valuation input.

iv. Fair value measurements

Certain assets and liabilities held by the Company are measured at fair value. In estimating fair value, the Company uses market-observable data to the extent that such data is available. In certain situations where Level 1 inputs are not available, the Company makes an estimate or engages qualified, third-party valuators to perform the valuation.

v. Estimated useful lives and depreciation and amortization of property, equipment and intangible assets

The Company's depreciation and amortization of property, equipment and intangible assets are dependent on the estimation of the assets' useful lives, which requires management to exercise judgment. The Company's assessment of any impairment of assets is dependent on its estimation of recoverable amounts that consider various factors, including market and economic conditions and the assets' useful lives.

vii. Share-based compensation

The Company uses the Black-Scholes option pricing model to measure share-based compensation. The Company's estimate of share-based compensation is dependent on measurement inputs including the share price on measurement date, exercise price of the option, volatility, risk-free rate, expected dividends, and the expected life.

viii. Convertible notes

The identification of convertible note components is based on interpretations of the substance of the contractual arrangement and therefore requires judgement from management.